Income taxes - Disclosure of income tax, effective tax and deferred taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax
Tax expense for the year	$ (25)	$ (20)	$ (16)
Adjustment of tax attributable to previous years	(1)	0	3
Total	(26)	(20)	(13)
Deferred tax
Deferred tax	(6)	8	73
Income tax (expense) benefit	(32)	(12)	60
Effective tax rate
Profit (loss) before taxes	(241)	33	(304)
Income tax calculated in accordance with national tax rates applicable in each country	(21)	(7)	60
Non-taxable revenues	27	3	2
Non-deductible expenses	(15)	(37)	(39)
Taxable income not booked in profit or loss	(6)	(2)	(7)
Deductible expenses not booked in profit or loss	7	11	4
Unrecognized taxable losses	(26)	12	(34)
Effect of change in tax rate	1	2	0
Losses carried forward recognized	5	6	72
Adjustments of tax attributable to previous years	(4)	0	2
Income tax (expense) benefit	$ (32)	$ (12)	$ 60
Effective tax rate	13.40%	(36.70%)	(19.70%)